SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Summary of authorized capital (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Common stock, shares, authorized (in shares)	300,000,000
Common stock, par value (in dollars per share)	$ 0.05	$ 0.05
Common stock, value, authorized	$ 15,000,000	$ 15,000,000